Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 61,809	$ 160,785	$ 61,809	$ 234,737	$ 210,279	$ 197,136
Operating expenses:
Direct cost of revenue	11,025	119,221	11,025	150,063	80,354	58,292
Professional fees	873,865	455,552	1,417,905	984,625	2,269,756	1,153,731
Salary expenses	902,106	683,197	1,817,746	1,567,238	2,887,309	915,210
Research and development	1,371,470	244,686	2,589,766	636,190	1,681,899	687,734
Stock-based compensation	676,242	194,657	1,392,674	562,375	898,444	1,833,292
Depreciation and amortization	210,361	26,715	420,722	(186,216)	43,871	591,458
Other general and administrative expenses	618,498	349,496	1,009,070	645,068	1,170,029	757,022
Total operating expenses	4,663,567	2,073,524	8,658,908	4,359,343	9,031,662	5,996,739
Total operating loss	(4,601,758)	(1,912,739)	(8,597,099)	(4,124,606)	(8,821,383)	(5,799,603)
Other income (expense)
Interest and accretion expenses	(530,226)	(4,189)	(829,770)	(4,189)	(126,024)	(45,450)
Change in fair value of contingent liabilities	(1,792,000)	278,000	(3,622,000)	278,000	(1,387,000)
Loss on debt extinguishment					(663,522)
Total other income (expense)	(2,322,226)	273,811	(4,451,770)	273,811	(2,176,546)	(45,450)
Net loss	$ (6,923,984)	$ (1,638,928)	$ (13,048,869)	$ (3,850,795)	$ (10,997,929)	$ (5,845,053)
Loss per share – basic and diluted (in Dollars per share)	$ (0.68)	$ (0.18)	$ (1.28)	$ (0.43)	$ (1.22)	$ (0.89)
Weighted average number of shares of common stock outstanding – basic and diluted (in Shares)	10,207,212	8,982,212	10,182,185	8,982,057	9,010,403	6,593,496